Fair Value Measurements - Fair Value Measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 402,783	$ 270,166
Restricted cash - Fair Value	186	29,623
Other investments - Fair Value	10,483	12,289
Amounts due from related parties, short-term - Fair Value	1,720	36,620
Amounts due from related parties, long-term - Fair Value	7,142	0
Amounts due to related parties, short-term - Fair Value	(23,484)	0
Senior unsecured bonds, net - Fair Value	(299,814)	0
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,557,238)	(1,827,384)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	402,783	270,166
Restricted cash - Fair Value	186	29,623
Other investments - Fair Value	10,483	12,289
Amounts due from related parties, short-term - Fair Value	0	0
Amounts due from related parties, long-term - Fair Value	0
Amounts due to related parties, short-term - Fair Value	0
Senior unsecured bonds, net - Fair Value	(299,814)
Credit facilities and financial liabilities, including current portion, net - Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	1,720	36,620
Amounts due from related parties, long-term - Fair Value	7,142
Amounts due to related parties, short-term - Fair Value	(23,484)
Senior unsecured bonds, net - Fair Value	0
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,557,238)	(1,827,384)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	0	0
Amounts due from related parties, long-term - Fair Value	0
Amounts due to related parties, short-term - Fair Value	0
Senior unsecured bonds, net - Fair Value	0
Credit facilities and financial liabilities, including current portion, net - Fair Value	$ 0	$ 0